UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from September 16, 2019 to October 14, 2019

Commission File Number of issuing entity: 333-207127-01

Central Index Key Number of issuing entity: 0001685342

SMART ABS SERIES 2016-2US TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor and sponsor: 333-207127

Central Index Key Number of depositor and sponsor: 0001549785

MACQUARIE LEASING PTY LIMITED

(Exact name of depositor and sponsor as specified in its charter)

Jennifer Chamberlain

+ 61 408 264 418

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

Australia

(State or other jurisdiction of incorporation or organization of issuing entity)

98-6083486

(IRS Employer Identification Number of issuing entity)

Level 5 1 Shelley Street Sydney, NSW 2000, Australia	Not Applicable
(Address of principal executive offices)	(Zip Code)

+ 61 (2) 8232-3333

(Telephone Number, Including Area Code)

(Level 3, 9 Hunter Street, Sydney, NSW 2000, Australia)

	Registered/reporting pursuant to (check one)			Name of Exchange (if Section 12(b)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1 Notes			☒
Class A-2a Notes			☒
Class A-3a Notes			☒
Class A-4a Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of SMART ABS Series 2016-2US Trust for the distribution period commencing on September 16, 2019 and ending on October 14, 2019 is set forth in the attached Monthly Servicer Report.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Change in Sponsor Interest in the Securities.

None.

Item 8. Significant Enhancement Provider Information.

The consolidated unaudited financial statements of Australia and New Zealand Banking Group Limited and its subsidiaries at March 31, 2019 and for the half year ended March 31, 2019, included as an exhibit to Macquarie Leasing Pty Limited’s Form 8-K filed with the Securities and Exchange Commission on June 18, 2019, are hereby incorporated by reference in this Form 10-D and may be reviewed at the EDGAR web site maintained by the Securities and Exchange Commission at http://www.sec.gov.

Item 9. Other Information.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to SMART ABS Series 2016-2US Trust for the distribution period commencing on September 16, 2019 and ending on October 14, 2019. Macquarie Leasing Pty Limited most recently filed a Form ABS-15G with the SEC on January 31, 2019 with respect to all asset-backed securities for which it acted as securitizer. Macquarie Leasing Pty Limited’s CIK number is 0001549785.

Item 10. Exhibits.

Exhibit 99.1.	Monthly Servicer Report for the distribution period commencing on September 16, 2019 and ending on October 14, 2019.

EXHIBITS INDEX

Exhibit 99.1.	Monthly Servicer Report for the distribution period commencing on September 16, 2019 and ending on October 14, 2019.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MACQUARIE LEASING PTY LIMITED
(Depositor)

/s/ Daniel McGrath
Name:	Daniel McGrath
Title:	Division Director

Date: October 21, 2019